Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of Financial Instruments by Category	Financial instruments by category
	June 30, 2025	December 31, 2024
Financial assets
Financial assets at fair value through profit or loss	$4,001,000	$1,000
Financial assets at amortized cost (Note)	72,108,713	65,007,331
	$76,109,713	$65,008,331

	June 30, 2025	December 31, 2024
Financial liabilities
Financial liabilities at amortized cost (Note)	$50,187,906	$50,272,275
Warrant liabilities	732,887	20,082,272
	$50,920,793	$70,354,547

Note: Financial assets at amortized cost include cash and cash equivalents, restricted deposits, accounts receivable, net, other receivables, net and guarantee deposits paid.

Schedule of Assets and Liabilities Denominated in Foreign Currencies	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:
	June 30, 2025
	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$258,227	0.034	$8,828,273
EGP:USD	2,130,636	0.020	42,433,740
GBP:USD	13,916	1.370	19,065,463
Financial liabilities
Monetary items
NTD:USD	1,045,084	0.034	35,729,378
EGP:USD	88,586	0.020	1,762,866
GBP:USD	65,913	1.370	90,300,740
	December 31, 2024
	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$516,275	0.030	$15,732,406
EGP:USD	2,594,496	0.020	50,852,122
GBP:USD	21,733	1.260	27,383,676
Financial liabilities
Monetary items
NTD:USD	496,173	0.030	15,119,853
EGP:USD	89,942	0.020	1,762,866
GBP:USD	60,172	1.260	75,816,160

Schedule of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation	Analysis of foreign currency market risk arising from significant foreign exchange variation:
	June 30, 2025
	Sensitivity analysis
	Degree of variation	Effect on profit or loss (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$88,283
EGP:USD	1%	424,337
GBP:USD	1%	190,655
Financial liabilities
Monetary items
NTD:USD	1%	357,294
EGP:USD	1%	17,629
GBP:USD	1%	903,007

	December 31, 2024
	Sensitivity analysis
	Degree of variation	Effect on profit or loss (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$157,324
EGP:USD	1%	508,521
GBP:USD	1%	273,837
Financial liabilities
Monetary items
NTD:USD	1%	151,199
EGP:USD	1%	17,629
GBP:USD	1%	758,162

Schedule of Provision Matrix	On June 30, 2025 and December 31, 2024, the provision matrix are as follows:
	Not past due	Up to 180 days past due	Up to 365 days past due	Over 365 days past due	Total
At June 30, 2025
Expected loss rate	0.03%	0.07%~0.7%	0.7%~100%	100%
Total book value	$7,750,946	$15,168,834	$20,966,246	$-	$43,886,026
Loss allowance	2,327	10,523	78,240	-	91,090

	Not past due	Up to 180 days past due	Up to 365 days past due	Over 365 days past due	Total
At December 31, 2024
Expected loss rate	0.03%	0.08%~91.71%	72.68%~100%	100%
Total book value	$514,854	$25,252,572	$4,290	$7,364,002	$33,135,718
Loss allowance	170	97,099	4,290	7,364,002	7,465,561

Schedule of Accounts and Other Receivable	Movements in relation to the Group applying the modified approach to provide ECLs for contract assets, accounts and other receivable are as follows:
	Accounts receivable	Other receivables
At January 1, 2025	$7,465,561	$521,852
Provision for ECLs	6,107	-
Write off of ECLs	(7,353,344)	-
Currency translation adjustments	(27,234)	-
At June 30, 2025	$91,090	$521,852

	Accounts receivable	Other receivables
At January 1, 2024	$13,114,951	$521,852
Provision for ECLs	897,170	-
Write off of ECLs	(6,084,336)	-
Currency translation adjustments	(462,224)	-
At December 31, 2024	$7,465,561	$521,852

Schedule of Non-Derivative Financial Liabilities

Non-derivative financial liabilities:

June 30, 2025	Less than 1 year	Over 1 year
Lease liabilities	$206,193	$480,984
Long-term borrowings (including current portion)	1,747,816	4,159,459

December 31, 2024	Less than 1 year	Over 1 year
Lease liabilities	$210,448	$579,699
Long-term borrowings (including current portion)	1,972,371	4,372,188